Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Summary of interest in subsidiaries	(a) Subsidiaries

Name of entity	Country of incorporation	Notes
Ultimate Parent Entity
Woodside Energy Group Ltd	Australia	(1,2,3)
Subsidiaries
Company name
Woodside Energy Ltd	Australia	(2,3,4)
Woodside Browse Pty Ltd	Australia	(2,4)
Woodside Burrup Pty Ltd	Australia	(2,3,4)
Burrup Facilities Company Pty Ltd	Australia	(5)
Burrup Train 1 Pty Ltd	Australia	(5)
Pluto LNG Pty Ltd	Australia	(5)
Woodside Burrup Train 2 A Pty Ltd	Australia	(2,4)
Woodside Energy (Karratha Services) Pty Ltd	Australia	(2,4)
Woodside Energy (LNG Fuels and Power) Pty Ltd	Australia	(2,4)
Woodside Energy (Domestic Gas) Pty Ltd	Australia	(2,4)
Woodside Energy (Algeria) Pty Ltd	Australia	(2,4)
Woodside Energy Australia Asia Holdings Pte Ltd	Singapore	(4)
Woodside Energy Holdings International Pty Ltd	Australia	(2,4)
Woodside Energy International (Canada) Limited	Canada	(4)

Name of entity	Country of incorporation	Notes
Woodside Energy (Canada LNG) Limited	Canada	(4)
Woodside Energy (Canada PTP) Limited	Canada	(4)
KM LNG Operating General Partnership	Canada	(11)
KM LNG Operating Ltd	Canada	(4)
Woodside Energy Holdings Pty Ltd	Australia	(2,3,4)
Woodside Energy Holdings (USA) Inc	United States	(4)
Woodside Energy (USA) Inc	United States	(4)
Gryphon Exploration Company	United States	(4)
Woodside Energy Holdings (NA) LLC	United States	(4)
Woodside Energy (LA) Holdings Inc.	United States	(4)
Woodside Energy (LA) Investments LLC	United States	(4,17)
Woodside Energy (LA) Production Holdings LLC	United States	(4)
Woodside Energy (LA) Production LLC	United States	(4)
Woodside Energy (LA) Production Investments LLC	United States	(4)
Woodside Energy (LA) OpCo LLC	United States	(4)
Woodside Energy (LA) Capital Holdings LLC	United States	(4)
Woodside Energy (LA) Operating LLC	United States	(4)
Louisiana LNG Expansion LLC	United States	(4)
Louisiana LNG Expansion II LLC	United States	(4)
Louisiana LNG LLC	United States	(6)
Louisiana LNG Gas Management LLC	United States	(4)
Louisiana LNG Infrastructure LLC	United States	(7)
Louisiana LNG Common Facilities LLC	United States	(4)
Woodside Energy (LA) Corporate Services LLC	United States	(4)
Woodside Energy (LA) Asset Services LLC	United States	(4)
Woodside Energy (LA) Services LLC	United States	(4)
Woodside Energy (LA) Management LLC	United States	(4)
Delhi Connector LLC	United States	(4)
Woodside Energy (LA) Trading LLC	United States	(4)
Woodside Energy (LA) Marketing Ltd	United Kingdom	(4)
Woodside Energy (LA) Trading UK Ltd.	United Kingdom	(4)
Woodside Energy (LA) Singapore Pte Ltd	Singapore	(4)
Woodside Energy (LA) UK Ltd	United Kingdom	(4)
Woodside Energy (LA) Supply LLC	United States	(4)
PT Woodside Energy Indonesia	Indonesia	(8)
Woodside Energy (Cameroon) SARL	Cameroon	(4)
Woodside Energy (Gabon) Pty Ltd	Australia	(2,4)
Woodside Energy (Malaysia) Pty Ltd	Australia	(2,4)
Woodside Energy (Ireland) Pty Ltd	Australia	(2,4)
Woodside Energy (Korea) Pte Ltd	Singapore	(4)
Woodside Energy (Korea II) Pte Ltd	Singapore	(4)
Woodside Energy (Myanmar) Pte Ltd	Singapore	(4)
Woodside Energy (Morocco) Pty Ltd	Australia	(2,4)
Woodside Energy (New Zealand) Limited	New Zealand	(4)
Woodside Energy Holdings (New Zealand) Limited	New Zealand	(4)
Woodside Energy (Peru) Pty Ltd	Australia	(2,4)
Woodside Energy (Tanzania) Limited	Tanzania	(9)
Woodside Energy (Norge) Pty Ltd	Australia	(2,4)
Woodside Energy Holdings II Pty Ltd	Australia	(2,4)
Woodside Power Pty Ltd	Australia	(2,4)

Name of entity	Country of incorporation	Notes
Woodside Power (Generation) Pty Ltd	Australia	(2,4)
Woodside Energy Holdings (South America) Pty Ltd	Australia	(2,4)
Woodside Energia (Brasil) Apoio Administrativo Ltda	Brazil	(10)
Woodside Energy Holdings (UK) Pty Ltd	Australia	(2,4)
Woodside Energy (UK) Limited	United Kingdom	(4)
Woodside Energy Finance (UK) Limited	United Kingdom	(4)
Woodside Energy (Congo) Limited	United Kingdom	(4)
Woodside Energy (Bulgaria) Limited	United Kingdom	(4)
Woodside Energy Holdings (Senegal) Limited	United Kingdom	(4)
Woodside Energy (Senegal) B.V.	Netherlands	(4)
Woodside Energy (France) SAS	France	(4)
Woodside Energy Iberia S.A.	Spain	(4)
Woodside Energy (N.A.) Limited	United Kingdom	(4)
Woodside Energy (Namibia) Limited	United Kingdom	(4)
Woodside Energy Services (Qingdao) Co Ltd	China	(4)
Woodside Energy Julimar Pty Ltd	Australia	(2,3,4)
Woodside Energy Technologies Pty Ltd	Australia	(2,4,18)
Woodside Technology Solutions Pty Ltd	Australia	(2,4)
Woodside Energy Scarborough Pty Ltd	Australia	(2,3,4)
Woodside Energy Carbon Holdings Pty Ltd	Australia	(2,4)
Woodside Energy Carbon (Assets) Pty Ltd	Australia	(2,4)
Woodside Energy Carbon (Services) Pty Ltd	Australia	(2,4)
Woodside Energy (Financial Advisory Services) Pty Ltd	Australia	(2,4)
Woodside Energy Trading Singapore Pte Ltd	Singapore	(4)
WelCap Insurance Pte Ltd	Singapore	(4)
Woodside Energy Shipping Singapore Pte Ltd	Singapore	(4)
Metasource Pty Ltd	Australia	(2,4)
LakesEntrance Private Limited	India	(12)
Mermaid Sound Port and Marine Services Pty Ltd	Australia	(2,4)
Woodside Finance Limited	Australia	(2,4)
Woodside Petroleum (Timor Sea 19) Pty Ltd	Australia	(2,4)
Woodside Petroleum (Timor Sea 20) Pty Ltd	Australia	(2,4)
Woodside Petroleum Holdings Pty Ltd	Australia	(2,4,19)
Woodside Energy Global Holdings Pty Ltd	Australia	(2,3,4)
Woodside Energy Global Pty Ltd	Australia	(2,3,4)
Perdido Mexico Pipeline Holdings, S.A. de C.V.	Mexico	(13)
Perdido Mexico Pipeline, S. de R.L. de C.V.	Mexico	(13)
Woodside Energy Investments Pty Ltd	Australia	(2,4)
Woodside Energia Brasil Investimentos Ltda.	Brazil	(14)
Woodside Energia Brasil Exploração e Produção Ltda.	Brazil	(14)
Woodside Energy (Great Britain) Limited	United Kingdom	(4)
Woodside Energy (North West Shelf) Pty Ltd	Australia	(2,3,4,19)
Woodside Energy USA Operations Inc	United States	(15)
Hamilton Brothers Petroleum Corporation	United States	(4)
Hamilton Oil Company LLC	United States	(4)
Woodside Energy (North America) LLC	United States	(4)
Woodside Energy (Americas) Inc.	United States	(4)
Woodside Energy (GOM) Inc.	United States	(4)
Woodside Energy Hawaii Inc.	United States	(4,20)
Woodside Energy Resources Inc.	United States	(4)

Name of entity	Country of incorporation	Notes
Woodside Energy Holdings (Resources) Inc.	United States	(4)
Woodside Energy USA Services Inc.	United States	(4)
Woodside Energy Marketing Inc.	United States	(4)
Woodside Energy (Deepwater) Inc.	United States	(4,21)
Woodside Energy (USA New Energy Holdings) LLC	United States	(4)
Beaumont New Ammonia LLC	United States	(4)
Woodside Energy (H2 Oklahoma) LLC	United States	(4)
Woodside Energy (Foreign Exploration Holdings) LLC	United States	(4)
Woodside Energy (Trinidad Block 3) Limited	United Kingdom	(4)
Woodside Energy (Trinidad Block 5) Limited	United Kingdom	(4)
Woodside Energy (Trinidad Block 6) Limited	United Kingdom	(4)
Woodside Energy (Trinidad Block 7) Limited	United Kingdom	(4)
Woodside Energy (Trinidad Block 14) Limited	United Kingdom	(4)
Woodside Energy (Trinidad Block 23A) Limited	United Kingdom	(4)
Woodside Energy (Trinidad Block 23B) Limited	United Kingdom	(4)
Woodside Energy (Trinidad Block 28) Limited	United Kingdom	(4)
Woodside Energy (Trinidad Block 29) Limited	United Kingdom	(4)
Woodside Energy (Bimshire) Limited	United Kingdom	(4)
Woodside Energy (Egypt) Limited	United Kingdom	(4)
Woodside Energy (Carlisle Bay) Limited	United Kingdom	(4)
Woodside Energy (Mexico) Limited	United Kingdom	(4)
Woodside Energía Servicios Administrativos, S. de R.L. de C.V.	Mexico	(16)
Woodside Energía Servicios de México, S. de R.L. de C.V.	Mexico	(16)
Woodside Energy (Mexico Holdings) LLC	United States	(4)
Operaciones Conjuntas, S. de R.L. de C.V.	Mexico	(16)
Woodside Energía Holdings de México, S. de R.L. de C.V.	Mexico	(16)
Woodside Petróleo Operaciones de México, S. de R.L. de C.V.	Mexico	(16)
Woodside Energy (Australia) Pty Ltd	Australia	(2,3,4)
Woodside Energy (International Exploration) Pty Ltd	Australia	(2,4)
Woodside Energy (Bass Strait) Pty Ltd	Australia	(2,3,4)
Woodside Energy (Victoria) Pty Ltd	Australia	(2,4)
Woodside Energy Holdings LLC	United States	(2,4)
Woodside Energy (Canada) Corporation	Canada	(4)
Koolbardi Pte Ltd	Singapore	(2,4)
1.Woodside Energy Group Ltd is the ultimate holding company and the head entity within the tax consolidated group.
2.These companies were members of the Australian tax consolidated group at 31 December 2025.
3.These companies were parties to the Deed of Cross Guarantee at 31 December 2025.
4.All subsidiaries are wholly owned except those referred to in Notes 5 to 16.
5.Kansai Electric Power Australia Pty Ltd and MidOcean Pluto Pty Ltd each hold a 5% interest in the shares of these subsidiaries. These subsidiaries are controlled.
6.Williams Louisiana LNG LLC holds a 10% interest in the shares of Louisiana LNG LLC, a subsidiary controlled by the Group.
7.Stonepeak Wallaby I Acquiror LP holds a 57% interest in the shares of Louisiana LNG Infrastructure LLC, a subsidiary controlled by the Group.
Stonepeak’s non-controlling interest (NCI) percentage is based on the proportion of total contributions to date and will fluctuate during the construction phase. The NCI percentage is expected to revert to 40% when the project starts generating revenue.
8.As at 31 December 2025, Woodside Energy Holdings Pty Ltd held a 99% interest in the shares of PT Woodside Energy Indonesia. Woodside Energy
Ltd held the remaining 1% interest.
9.As at 31 December 2025, Woodside Energy Holdings Pty Ltd held >99.99% interest in the shares of Woodside Energy (Tanzania) Limited and
Woodside Energy Ltd held the remaining interest.
10.As at 31 December 2025, Woodside Energy Holdings (South America) Pty Ltd held 87.64% interest in the shares of Woodside Energia (Brasil) Apoio
Administrativo Ltda and Woodside Energy Ltd held the remaining interest.
11.As at 31 December 2025, Woodside Energy International (Canada) Limited and Woodside Energy (Canada LNG) Limited were the general partners of the KM LNG Operating General Partnership holding a 99.99% and 0.01% partnership interest, respectively. Country of incorporation reflects the place of formation.
12.As at 31 December 2025, Woodside Energy Ltd held 99%interest in the shares of LakesEntrance Private Limited. Woodside Energy Holdings Pty Ltd
held the remaining 1% interest.
13.As at 31 December 2025, Woodside Energy Global Holdings Pty Ltd held a 99.99% interest in shares of Perdido Mexico Pipeline Holdings, S.A. de
C.V. Woodside Energy Investments Pty Ltd held the remaining 0.01% interest. As at 31 December 2025, Perdido Mexico Pipeline Holdings S.A. de
C.V. held a 99.99% interest in shares of Perdido Mexico Pipeline S. de R.L. de C.V. Woodside Energy Investments Pty Ltd held the remaining 0.01%
interest.
14.As at 31 December 2025, Woodside Energy Investments Pty Ltd held a 99.97% interest in shares of Woodside Energia Brasil Investimentos Ltda.
Woodside Energy Global Holdings Pty Ltd held the remaining 0.03% interest. As at 31 December 2025, Woodside Energia Brasil Investimentos Ltda.
held >99.99% interest in shares of Woodside Energia Brasil Exploração e Produção Ltda. Woodside Energy Global Holdings Pty Ltd held the remaining interest.
15.As at 31 December 2025, Woodside Energy Global Holdings Pty Ltd held 90% voting interest and 37.67% interest in shares of Woodside Energy
USA Operations Inc. Woodside Energy Holdings LLC held the remaining 10.00% voting interest and 62.33% interest in shares.
16.As at 31 December 2025, Woodside Energy (Mexico) Limited held a 99% interest in shares of Woodside Energía Servicios Administrativos, S. de
R.L. de C.V., Woodside Energía Servicios de México, S. de R.L. de C.V. and Operaciones Conjuntas, S. de R.L. de C.V. and 99.99% interest in shares of Woodside Energía Holdings de México, S. de R.L. de C.V. Woodside Energy (Mexico Holdings) LLC held the remaining 1% and 0.01%
interests. As at 31 December 2025, Woodside Energía Holdings de México, S. de R.L. de C.V. held a 99% interest in shares of Woodside Petróleo
Operaciones de México, S. de R.L. de C.V. Woodside Energy (Mexico Holdings) LLC held the remaining 1% interest.
17.As at 31 December 2025, Woodside Energy (LA) Investments LLC held 20.00% of the shares in Driftwood Pipeline LLC. This investment has been accounted for as an investment in associate.
18.As at 31 December 2025, Woodside Energy Technologies Pty Ltd held 16.17% of the shares in Blue Ocean Seismic Services Limited and 25.32% of the shares in Oakbio Inc which are accounted for as investments in associate.
19.As at 31 December 2025, Woodside Energy (North West Shelf) Pty Ltd and Woodside Petroleum Holdings Pty Ltd each held 16.67% of the shares in
International Gas Transportation Company Limited. This investment has been accounted for as an investment in associate.
20.As at 31 December 2025, Woodside Energy Hawaii Inc held 14.96% of the shares in Iwilei District Participating Parties LLC which is accounted for as an investment in associate.
21.As at 31 December 2025, Woodside Energy (Deepwater) Inc held 25.00% of the shares in Caesar Oil Pipeline Company LLC, 22.00% of the shares in
Cleopatra Gas Gathering Company LLC and 13.08% of the shares in Marine Well Containment Company LLC. These are accounted for as investments in associates.

Summary of financial information of subsidiaries with material noncontrolling interest	The Group has two Australian subsidiaries and two International subsidiaries with material non-controlling interests (NCI).

Name of entity	Principal place of business	% held by NCI	NCI parties
Burrup Facilities Company Pty Ltd	Australia	10.00%	Kansai Electric Power Australia Pty Ltd and MidOcean Pluto Pty Ltd
Burrup Train 1 Pty Ltd	Australia	10.00%	Kansai Electric Power Australia Pty Ltd and MidOcean Pluto Pty Ltd
Louisiana LNG Infrastructure LLC[1]	United States	56.84%	Stonepeak
Louisiana LNG LLC	United States	10.00%	Williams
1.The non-controlling interest in Louisiana LNG Infrastructure LLC is measured at its proportionate share of the subsidiary’s net assets. The proportion of net assets each member is entitled to upon liquidation varies prior to operations commencement. Prior to this milestone, entitlements are determined in proportion to the cumulative capital contributions made by each member. The NCI percentage is expected to revert to 40% when the project commences operations.

Disclosure of financial information about consolidated subsidiaries	The summarised financial information (including consolidation adjustments but before intercompany eliminations) of subsidiaries with material NCI is as follows:

	2025	2024	2023
	US$m	US$m	US$m
Burrup Facilities Company Pty Ltd
Current assets	288	332	513
Non-current assets	4,810	5,069	5,020
Current liabilities	(38)	(51)	(58)
Non-current liabilities	(544)	(553)	(568)
Net assets	4,516	4,797	4,907
Accumulated balance of NCI	452	480	491
Revenue	386	873	839
Profit	76	450	400
Profit allocated to NCI	8	45	40
Dividends paid to NCI	(36)	(56)	(51)
Operating	241	549	570
Investing	(69)	(47)	(58)
Financing	(172)	(502)	(512)
Net increase/(decrease) in cash and cash equivalents	—	—	—
Burrup Train 1 Pty Ltd
Current assets	225	291	453
Non-current assets	2,729	3,009	2,806
Current liabilities	(39)	(239)	(121)
Non-current liabilities	(306)	(322)	(341)
Net assets	2,609	2,739	2,797
Accumulated balance of NCI	261	274	280
Revenue	764	1,448	1,393
Profit	117	284	222
Profit allocated to NCI	11	28	22
Dividends paid to NCI	(25)	(34)	(31)
Operating	48	497	321
Investing	(336)	(242)	(80)
Financing	288	(255)	(241)
Net increase/(decrease) in cash and cash equivalents	—	—	—

	2025	2024	2023
	US$m	US$m	US$m
Louisiana LNG Infrastructure LLC
Current assets	260	—	—
Non-current assets	5,402	—	—
Current liabilities	(318)	—	—
Non-current liabilities	(86)	—	—
Net assets	5,258	—	—
Accumulated balance of NCI	2,989	—	—
Revenue	—	—	—
Profit	—	—	—
Profit allocated to NCI	—	—	—
Dividends paid to NCI	—	—	—
Operating	9	—	—
Investing	(3,631)	—	—
Financing	3,774	—	—
Net increase/(decrease) in cash and cash equivalents	152	-	-
Louisiana LNG LLC
Current assets	118	—	—
Non-current assets	2,331	—	—
Current liabilities	(143)	—	—
Non-current liabilities	(37)	—	—
Net assets	2,269	—	—
Accumulated balance of NCI	227	—	—
Revenue	—	—	—
Profit	(2)	—	—
Profit allocated to NCI	—	—	—
Dividends paid to NCI	—	—	—
Operating	1	—	—
Investing	(1,714)	—	—
Financing	1,780	—	—
Net increase/(decrease) in cash and cash equivalents	67	—	—